SHARE-BASED COMPENSATION EXPENSE	12 Months Ended
Dec. 31, 2011
SHARE-BASED COMPENSATION EXPENSE

11. SHARE-BASED COMPENSATION EXPENSE

The Company measures share-based compensation as the grant date fair value of the award and recognizes this amount as an expense over the grant recipients’ requisite service period.

The following table presents the Company’s share-based compensation expense by type of award:

	Years Ended December 31,
	2009	2010	2011
Share options	$2,934	$1,240	$100
Restricted stock units	7,286	8,845	11,373

Total share-based compensation expense	$10,220	$10,085	$11,473

On June 1, 2006, the shareholders of the Company approved and reserved an aggregate of 74,044,450 ordinary shares for the issuance of options granted on July 18, 2005 and for options granted in 2006 and 2007. In 2007, the Company granted an aggregate of 10,416,806 share options. These options generally vest in two to four years.

On July 15, 2008, the Company adopted the 2007 Employee Share Incentive Plan (the “Plan”), which was approved by the Board of Directors. The Plan provides for the issuance of share-based awards such as share options and nonvested restricted stock units of 46,044,400 ordinary shares. On November 12, 2010, the Company’s shareholders approved an increase of the number of shares in shares-based awards under the Plan to 82,044,400. The award terms are generally granted at the fair market value of the ordinary shares at the date of grant and generally vest in one to five years. The maximum term of each share option expires ten years from the grant date. As of December 31, 2011, the Company granted 14,833,138 share options and 34,294,592 nonvested restricted stock units under the Plan.

The Company recognizes the share-based compensation expense using a graded vesting attribution model for each separately vesting portion of the share-based awards.

Share options

The fair value of each share option awarded is estimated on the date of grant using the Black-Scholes option pricing model with the following significant assumptions:

	2009	2010	2011
Risk-free interest rate	2.11 - 3.50%	1.84 - 3.03%	1.53 - 2.90%
Expected life (in years)	6.00 - 6.50	5.50 - 6.25	6.00
Expected volatility	33.14 - 46.93%	43.50 - 45.20%	42.2 - 42.8%
Expected dividends	—	—	—

The weighted-average grant-date fair value of options granted for the years ended December 31, 2009, 2010 and 2011 was $0.53, $0.94 and $0.93, respectively.

The measure of expected volatility is based on the average historical volatility of the Company’s stock and comparable companies over a time period commensurate with the expected life of the option. The Company uses available data to estimate the timing of option exercises and employee terminations within the pricing formula. The expected term of options granted represents the period of time that options granted are expected to be outstanding. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury note yield.

The following summarizes the Company’s share option activity as of and for the year ended December 31, 2011:

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at January 1, 2011	11,292,648	$1.34	7.98 years	$10,042
Granted	232,000	2.08
Forfeited	(797,944)	2.05
Exercised	(3,751,360)	0.44

Outstanding at December 31, 2011	6,975,344	$1.76	7.11 years	$1,868

Vested or expected to vest at December 31, 2011	6,858,174	$1.76	7.09 years	$1,859

Exercisable at December 31, 2011	4,379,864	$0.37	6.11 years	$1,606

The calculation of the weighted-average remaining contractual term above does not include 54,145,000 options granted prior to July 24, 2006 and 1,000,000 options granted on August 1, 2007, which do not have a stated expiration date.

The number of options exercised during 2009, 2010 and 2011 totaled 23,182,520, 5,719,584 and 3,751,360 within had an aggregate intrinsic value of $19.7 million, $9.4 million and $5.8 million, respectively.

As of December 31, 2011, there was $0.5 million of total unrecognized compensation expense related to unvested share options granted under the Plan, which is expected to be recognized over a weighted-average period of 0.97 years.

Nonvested Restricted Stock Units

The fair value of each nonvested restricted stock unit is based on the fair market value of the underlying ordinary shares on the date of grant.

A summary of nonvested restricted stock unit activity under the Plan for the year ended December 31, 2011 is presented below:

Nonvested Restricted Stock Units	Number of Nonvested Restricted Stock Units	Weighted average Grant-Date Fair Value
Nonvested restricted stock units at January 1, 2011	16,013,144	$1.47
Granted	7,602,568	1.92
Forfeited	(985,184)	1.55
Vested	(5,765,912)	1.70

Nonvested restricted stock units at December 31, 2011	16,864,616	$1.58

As of December 31, 2011, there was $13.0 million of total unrecognized compensation expense related to nonvested restricted stock units under the plan, which is expected to be recognized over a weighted-average period of 2.62 years.

The total fair value of nonvested restricted stock units vested in 2009, 2010 and 2011 was $6.0 million, $7.8 million and $9.8 million, respectively.